BlackRock International Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
September 30, 2021
Security
Shares
Shares Value
Common Stocks — 98.4%
Australia — 7.7%
Afterpay Ltd.
(a)
................ 2,675 $ 232,391
AGL Energy Ltd. .............. 8,066 33,310
Ampol Ltd. .................. 2,748 54,843
APA Group
(b)
................. 14,138 88,063
Aristocrat Leisure Ltd. ........... 7,276 241,975
ASX Ltd. ................... 2,395 138,277
Aurizon Holdings Ltd. ........... 23,960 64,870
AusNet Services Ltd. ........... 24,028 43,492
Australia & New Zealand Banking
Group Ltd. ................ 35,662 716,184
BGP Holdings plc
(a)(c)
........... 253,848 3
BHP Group Ltd. ............... 36,832 983,704
BHP Group plc ............... 26,505 667,776
BlueScope Steel Ltd. ........... 6,134 88,879
Brambles Ltd. ................ 18,347 141,078
Cochlear Ltd. ................ 828 129,551
Coles Group Ltd. .............. 16,964 206,062
Commonwealth Bank of Australia ... 22,379 1,660,754
Computershare Ltd. ............ 6,833 88,358
Crown Resorts Ltd.
(a)
........... 4,428 30,311
CSL Ltd. .................... 5,732 1,197,594
Dexus ..................... 14,431 111,070
Domino's Pizza Enterprises Ltd. .... 765 87,499
Endeavour Group Ltd. .......... 16,051 80,321
Evolution Mining Ltd. ........... 20,784 52,553
Fortescue Metals Group Ltd. ...... 21,176 225,567
Glencore plc
(a)
................ 125,667 591,151
Goodman Group .............. 20,847 320,775
GPT Group (The) .............. 23,998 86,438
Insurance Australia Group Ltd. ..... 31,789 111,016
Lendlease Corp. Ltd.
(b)
.......... 8,407 64,637
Macquarie Group Ltd. ........... 4,321 558,257
Magellan Financial Group Ltd. ..... 1,613 40,488
Medibank Pvt Ltd. ............. 31,798 81,187
Mirvac Group ................ 49,339 104,661
National Australia Bank Ltd. ....... 41,361 815,682
Newcrest Mining Ltd. ........... 10,271 170,270
Northern Star Resources Ltd. ...... 13,927 85,298
Oil Search Ltd. ............... 25,328 78,820
Orica Ltd. ................... 5,028 49,110
Origin Energy Ltd. ............. 21,517 72,190
Qantas Airways Ltd.
(a)
........... 12,572 50,703
QBE Insurance Group Ltd. ....... 18,704 154,087
Ramsay Health Care Ltd. ........ 2,295 113,733
REA Group Ltd. ............... 701 78,954
Reece Ltd. .................. 3,670 49,496
Rio Tinto Ltd. ................ 4,632 329,757
Rio Tinto plc ................. 14,008 918,254
Santos Ltd. .................. 24,042 123,144
Scentre Group ................ 66,680 141,919
SEEK Ltd. .................. 4,001 87,955
Sonic Healthcare Ltd. ........... 5,750 166,170
South32 Ltd. ................. 59,618 147,944
Stockland ................... 29,531 93,648
Suncorp Group Ltd. ............ 15,622 138,911
Sydney Airport
(a)(b)
............. 15,600 91,616
Tabcorp Holdings Ltd. ........... 27,737 96,375
Telstra Corp. Ltd. .............. 51,980 145,653
Transurban Group
(b)
............ 33,981 342,477
Transurban Group
(a)(b)
........... 3,776 38,056
Treasury Wine Estates Ltd. ....... 9,555 84,256
Vicinity Centres ............... 52,795 62,416
Washington H Soul Pattinson & Co.
Ltd. ..................... 2,711 75,341
Security
Shares
Shares Value
Australia (continued)
Wesfarmers Ltd. .............. 14,202 $ 564,862
Westpac Banking Corp. ......... 46,310 856,434
WiseTech Global Ltd. ........... 1,912 72,509
Woodside Petroleum Ltd. ........ 11,736 200,677
Woolworths Group Ltd. .......... 16,051 450,845
16,270,657
Austria — 0.3%
Erste Group Bank AG ........... 3,659 160,664
Mondi plc ................... 6,082 149,045
OMV AG ................... 1,717 103,390
Raiffeisen Bank International AG ... 1,968 51,472
Verbund AG ................. 788 79,694
voestalpine AG ............... 1,524 56,295
600,560
Belgium — 0.8%
Ageas SA ................... 2,267 112,263
Anheuser-Busch InBev SA/NV ..... 9,534 540,744
Elia Group SA/NV ............. 397 47,442
Etablissements Franz Colruyt NV ... 613 31,270
Groupe Bruxelles Lambert SA ..... 1,449 160,203
KBC Group NV ............... 3,073 277,198
Proximus SADP ............... 2,022 40,126
Sofina SA ................... 198 78,674
Solvay SA ................... 973 120,698
UCB SA .................... 1,583 177,260
Umicore SA ................. 2,436 144,113
1,729,991
Brazil — 0.1%
Yara International ASA
(d)
......... 2,127 105,364
Chile — 0.0%
Antofagasta plc ............... 4,848 88,102
China — 0.7%
BOC Hong Kong Holdings Ltd. ..... 46,500 140,124
Budweiser Brewing Co. APAC Ltd.
(e)(f)
22,100 56,135
Chow Tai Fook Jewellery Group Ltd. . 25,200 47,925
ESR Cayman Ltd.
(a)(e)(f)
.......... 25,200 76,056
Futu Holdings Ltd., ADR
(a)(g)
....... 632 57,525
Prosus NV
(a)
................. 11,750 940,482
SITC International Holdings Co. Ltd. . 17,000 60,493
Wilmar International Ltd. ......... 22,600 69,820
1,448,560
Denmark — 2.6%
Ambu A/S, Class B
(d)
........... 2,096 61,982
AP Moller - Maersk A/S, Class A .... 41 105,659
AP Moller - Maersk A/S, Class B .... 73 197,617
Carlsberg A/S, Class B .......... 1,229 200,503
Chr Hansen Holding A/S ......... 1,315 107,412
Coloplast A/S, Class B .......... 1,524 238,297
Danske Bank A/S .............. 8,480 142,855
Demant A/S
(a)
................ 1,367 68,885
DSV A/S .................... 2,526 604,633
Genmab A/S
(a)
................ 828 361,772
GN Store Nord A/S ............. 1,644 113,704
Novo Nordisk A/S, Class B ....... 21,122 2,035,941
Novozymes A/S, Class B ......... 2,560 175,491
Orsted A/S
(e)(f)
................ 2,329 306,996
Pandora A/S ................. 1,226 148,836
ROCKWOOL International A/S, Class B 102 43,563
Tryg A/S .................... 4,545 103,030
Vestas Wind Systems A/S ........ 12,748 511,310
5,528,486

BlackRock International Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Shares
Shares Value
Finland — 1.3%
Elisa OYJ ................... 1,747 $ 108,548
Fortum OYJ ................. 5,443 165,283
Kesko OYJ, Class B ............ 3,461 119,382
Kone OYJ, Class B ............ 4,203 295,254
Neste OYJ .................. 5,345 301,524
Nokia OYJ
(a)
................. 68,062 375,383
Nordea Bank Abp ............. 40,693 524,425
Orion OYJ, Class B ............ 1,385 54,833
Sampo OYJ, Class A ........... 6,296 311,279
Stora Enso OYJ, Class R ........ 7,327 122,042
UPM-Kymmene OYJ ........... 6,733 238,309
Wartsila OYJ Abp .............. 5,901 70,277
2,686,539
France — 10.2%
Accor SA
(a)
.................. 1,977 70,494
Adevinta ASA
(a)
............... 3,059 52,420
Aeroports de Paris
(a)
............ 395 50,308
Air Liquide SA ................ 5,961 954,715
Airbus SE
(a)
.................. 7,350 974,433
Alstom SA .................. 3,965 150,403
Amundi SA
(e)(f)
................ 804 67,622
Arkema SA .................. 729 96,131
Atos SE .................... 1,264 67,146
AXA SA .................... 24,300 673,432
BioMerieux .................. 551 62,697
BNP Paribas SA .............. 14,141 904,751
Bollore SA .................. 11,639 67,213
Bouygues SA ................ 2,914 120,545
Bureau Veritas SA ............. 3,526 108,817
Capgemini SE ................ 1,992 413,095
Carrefour SA ................. 7,725 138,443
Cie de Saint-Gobain ............ 6,290 423,298
Cie Generale des Etablissements
Michelin SCA .............. 2,157 330,755
CNP Assurances .............. 2,282 36,017
Covivio .................... 612 51,431
Credit Agricole SA ............. 14,347 197,206
Danone SA .................. 8,234 561,377
Dassault Aviation SA ........... 330 37,095
Dassault Systemes SE .......... 8,219 432,529
Edenred .................... 3,130 168,496
Eiffage SA .................. 1,069 108,041
Electricite de France SA ......... 5,870 73,763
Engie SA ................... 23,207 303,622
EssilorLuxottica SA ............ 3,582 686,718
Eurazeo SE ................. 537 50,318
Faurecia SE ................. 1,227 57,738
Faurecia SE ................. 218 10,330
Gecina SA .................. 601 80,856
Getlink SE .................. 5,227 81,654
Hermes International ........... 396 546,375
Ipsen SA ................... 501 47,740
Kering SA ................... 947 672,617
Klepierre SA ................. 2,450 54,791
La Francaise des Jeux SAEM
(e)(f)
... 1,103 56,713
Legrand SA ................. 3,311 354,773
L'Oreal SA .................. 3,170 1,311,759
LVMH Moet Hennessy Louis Vuitton SE 3,489 2,499,046
Orange SA .................. 25,324 273,876
Orpea SA ................... 664 77,204
Pernod Ricard SA ............. 2,622 578,054
Publicis Groupe SA ............ 2,776 186,486
Remy Cointreau SA ............ 300 58,207
Renault SA
(a)
................. 2,327 82,555
Safran SA ................... 4,315 545,764
Security
Shares
Shares Value
France (continued)
Sanofi ..................... 14,196 $ 1,366,564
Sartorius Stedim Biotech ......... 340 189,994
SCOR SE ................... 1,940 55,864
SEB SA .................... 330 46,426
Societe Generale SA ........... 10,300 322,543
Sodexo SA
(a)
................. 1,160 101,379
Suez SA .................... 4,361 99,440
Teleperformance .............. 735 289,101
Thales SA ................... 1,328 128,757
TOTAL SE .................. 31,255 1,493,925
Ubisoft Entertainment SA
(a)
....... 1,162 69,583
Unibail-Rodamco-Westfield
(a)
...... 1,573 115,774
Valeo ...................... 2,890 80,654
Veolia Environnement SA ........ 6,764 206,679
Vinci SA .................... 6,720 698,940
Vivendi SE .................. 8,983 113,095
Wendel SE .................. 293 40,485
Worldline SA
(a)(e)(f)
.............. 3,016 229,898
21,658,970
Germany — 8.2%
adidas AG .................. 2,382 748,559
Allianz SE (Registered) .......... 5,185 1,161,677
Aroundtown SA ............... 12,558 86,511
BASF SE ................... 11,562 876,519
Bayer AG (Registered) .......... 12,277 666,340
Bayerische Motoren Werke AG .... 4,202 399,102
Bechtle AG .................. 1,038 70,994
Beiersdorf AG ................ 1,247 134,552
Brenntag SE ................. 1,917 178,079
Carl Zeiss Meditec AG .......... 533 102,097
Commerzbank AG
(a)
............ 13,055 86,473
Continental AG
(d)
.............. 1,422 154,370
Covestro AG
(e)(f)
............... 2,308 157,292
Daimler AG (Registered) ......... 10,809 953,696
Deutsche Bank AG (Registered)
(a)
... 26,090 331,545
Deutsche Boerse AG ........... 2,355 382,138
Deutsche Lufthansa AG (Registered)
(a)
(d)
...................... 4,000 27,291
Deutsche Post AG (Registered) .... 12,525 785,440
Deutsche Telekom AG (Registered) . 41,842 839,108
Deutsche Wohnen SE .......... 4,349 265,918
E.ON SE ................... 27,743 338,623
Evonik Industries AG ........... 2,692 84,414
Fresenius Medical Care AG & Co.
KGaA ................... 2,588 181,534
Fresenius SE & Co. KGaA ........ 5,288 253,111
GEA Group AG ............... 1,958 89,421
Hannover Rueck SE ............ 747 130,084
HeidelbergCement AG .......... 1,850 138,016
HelloFresh SE
(a)
............... 2,085 192,168
Henkel AG & Co. KGaA ......... 1,255 107,962
Infineon Technologies AG ........ 16,546 676,702
KION Group AG ............... 890 82,750
Knorr-Bremse AG ............. 925 98,967
LANXESS AG ................ 1,089 73,599
LEG Immobilien SE ............ 886 125,151
Merck KGaA ................. 1,597 345,654
MTU Aero Engines AG .......... 650 146,134
Muenchener Rueckversicherungs-
Gesellschaft AG (Registered) .... 1,752 478,067
Nemetschek SE ............... 741 77,397
Puma SE ................... 1,324 147,183
Rational AG ................. 65 61,059
RWE AG ................... 7,947 280,278
SAP SE .................... 13,120 1,774,207

BlackRock International Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Shares
Shares Value
Germany (continued)
Scout24 AG
(e)(f)
............... 1,127 $ 78,275
Siemens AG (Registered) ........ 9,605 1,570,908
Siemens Energy AG
(a)
........... 4,878 130,484
Siemens Healthineers AG
(e)(f)
...... 3,428 222,325
Symrise AG ................. 1,640 214,957
TeamViewer AG
(a)(f)
............. 2,023 59,184
Telefonica Deutschland Holding AG . 13,365 38,053
Uniper SE ................... 1,155 48,082
United Internet AG (Registered) .... 1,075 41,585
Vitesco Technologies Group AG
(a)(d)
.. 284 16,801
Volkswagen AG ............... 401 123,670
Vonovia SE .................. 6,760 406,400
Zalando SE
(a)(e)(f)
.............. 2,782 253,723
17,494,629
Hong Kong — 2.5%
AIA Group Ltd. ............... 152,354 1,752,742
CK Asset Holdings Ltd. .......... 25,159 145,162
CK Infrastructure Holdings Ltd. ..... 7,000 39,043
CLP Holdings Ltd. ............. 20,783 200,108
Hang Lung Properties Ltd. ........ 27,000 61,534
Hang Seng Bank Ltd. ........... 9,574 163,991
Henderson Land Development Co. Ltd. 18,836 71,924
HK Electric Investments & HK Electric
Investments Ltd.
(b)(f)
.......... 35,000 34,754
HKT Trust & HKT Ltd.
(b)
.......... 50,100 68,502
Hong Kong & China Gas Co. Ltd. ... 140,220 211,858
Hong Kong Exchanges & Clearing Ltd. 15,007 922,188
Hongkong Land Holdings Ltd.
(g)
.... 13,800 65,918
Jardine Matheson Holdings Ltd.
(g)
... 2,800 148,003
Link REIT ................... 25,500 218,365
Melco Resorts & Entertainment Ltd.,
ADR
(a)(g)
.................. 2,311 23,665
MTR Corp. Ltd. ............... 20,000 107,638
New World Development Co. Ltd. ... 18,361 74,679
Power Assets Holdings Ltd. ....... 18,500 108,449
Sino Land Co. Ltd. ............. 37,311 50,195
Sun Hung Kai Properties Ltd. ...... 16,500 206,025
Swire Pacific Ltd., Class A ........ 6,500 38,461
Swire Properties Ltd. ........... 15,600 39,117
Techtronic Industries Co. Ltd. ...... 17,500 345,827
WH Group Ltd.
(e)(f)
............. 117,000 83,310
Wharf Real Estate Investment Co. Ltd. 21,953 112,792
Xinyi Glass Holdings Ltd. ........ 21,000 62,644
5,356,894
Ireland — 0.7%
CRH plc .................... 9,929 468,598
Flutter Entertainment plc
(a)
........ 2,055 407,572
Kerry Group plc, Class A ......... 1,947 261,616
Kingspan Group plc ............ 1,962 195,708
Smurfit Kappa Group plc ......... 3,082 162,262
1,495,756
Israel — 0.6%
Azrieli Group Ltd.
(d)
............. 564 50,771
Bank Hapoalim BM
(d)
........... 14,196 124,692
Bank Leumi Le-Israel BM ........ 18,004 152,549
Check Point Software Technologies
Ltd.
(a)(d)(g)
.................. 1,450 163,908
Elbit Systems Ltd. ............. 313 45,322
ICL Group Ltd. ................ 9,360 68,210
Israel Discount Bank Ltd., Class A
(a)
. 13,363 70,541
Mizrahi Tefahot Bank Ltd. ........ 1,858 62,577
Nice Ltd.
(a)(d)
................. 771 218,318
Security
Shares
Shares Value
Israel (continued)
Teva Pharmaceutical Industries Ltd.,
ADR
(a)(d)(g)
................. 13,352 $ 130,048
Wix.com Ltd.
(a)(d)(g)
............. 700 137,179
1,224,115
Italy — 2.0%
Amplifon SpA ................ 1,578 74,995
Assicurazioni Generali SpA ....... 13,610 288,249
Atlantia SpA
(a)
................ 6,193 116,872
Davide Campari-Milano NV ....... 6,845 96,153
DiaSorin SpA ................ 323 67,640
Enel SpA ................... 102,279 785,014
Eni SpA .................... 31,481 419,806
Ferrari NV
(g)
................. 1,568 327,241
FinecoBank Banca Fineco SpA
(a)
... 7,920 143,050
Infrastrutture Wireless Italiane SpA
(e)(f)
4,226 47,069
Intesa Sanpaolo SpA ........... 207,497 587,421
Mediobanca Banca di Credito
Finanziario SpA
(a)
........... 7,311 87,959
Moncler SpA ................. 2,575 157,051
Nexi SpA
(a)(e)(f)
................ 5,591 104,259
Poste Italiane SpA
(e)(f)
........... 6,946 95,382
Prysmian SpA ................ 3,194 111,562
Recordati Industria Chimica e
Farmaceutica SpA ........... 1,390 80,564
Snam SpA .................. 25,938 143,486
Telecom Italia SpA ............. 205,927 81,524
Terna SpA .................. 17,272 122,576
UniCredit SpA ................ 26,209 346,842
4,284,715
Japan — 23.9%
ABC-Mart, Inc. ............... 400 22,469
Acom Co. Ltd. ................ 5,300 19,367
Advantest Corp. ............... 2,500 222,774
Aeon Co. Ltd. ................ 8,100 212,949
AGC, Inc. ................... 2,500 128,831
Aisin Seiki Co. Ltd. ............. 1,900 68,850
Ajinomoto Co., Inc. ............. 5,700 168,434
ANA Holdings, Inc.
(a)
............ 2,000 51,995
Asahi Group Holdings Ltd. ........ 5,800 279,881
Asahi Intecc Co. Ltd. ........... 2,800 76,688
Asahi Kasei Corp. ............. 15,700 168,242
Astellas Pharma, Inc. ........... 23,200 381,850
Azbil Corp. .................. 1,600 68,889
Bandai Namco Holdings, Inc. ...... 2,500 187,944
Bridgestone Corp. ............. 7,200 340,641
Brother Industries Ltd. .......... 3,000 66,016
Canon, Inc. .................. 12,700 310,745
Capcom Co. Ltd. .............. 2,200 61,129
Casio Computer Co. Ltd. ......... 2,600 43,046
Central Japan Railway Co. ....... 1,800 287,323
Chiba Bank Ltd. (The) ........... 6,300 40,825
Chubu Electric Power Co., Inc. ..... 8,100 95,732
Chugai Pharmaceutical Co. Ltd. .... 8,500 311,048
Concordia Financial Group Ltd. .... 14,300 56,292
Cosmos Pharmaceutical Corp. ..... 200 33,966
CyberAgent, Inc. .............. 5,200 100,321
Dai Nippon Printing Co. Ltd. ...... 2,700 65,050
Daifuku Co. Ltd. ............... 1,300 121,922
Dai-ichi Life Holdings, Inc. ........ 12,800 279,950
Daiichi Sankyo Co. Ltd. .......... 21,939 583,164
Daikin Industries Ltd. ........... 3,100 675,919
Daito Trust Construction Co. Ltd. ... 800 93,846
Daiwa House Industry Co. Ltd. ..... 7,200 240,012
Daiwa House REIT Investment Corp. 23 67,543

BlackRock International Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Shares
Shares Value
Japan (continued)
Daiwa Securities Group, Inc. ...... 18,500 $ 107,832
Denso Corp. ................. 5,400 352,606
Dentsu Group, Inc. ............. 2,600 100,034
Disco Corp. .................. 400 112,035
East Japan Railway Co. ......... 3,800 268,558
Eisai Co. Ltd. ................ 3,000 224,722
ENEOS Holdings, Inc. .......... 39,550 160,666
FANUC Corp. ................ 2,400 526,229
Fast Retailing Co. Ltd. .......... 700 516,261
Fuji Electric Co. Ltd. ............ 1,600 72,809
FUJIFILM Holdings Corp. ........ 4,400 379,939
Fujitsu Ltd. .................. 2,500 451,777
GLP J-Reit .................. 54 88,888
GMO Payment Gateway, Inc. ...... 500 63,131
Hakuhodo DY Holdings, Inc. ...... 3,100 53,348
Hamamatsu Photonics KK ........ 1,700 105,160
Hankyu Hanshin Holdings, Inc. ..... 3,000 94,421
Harmonic Drive Systems, Inc. ..... 500 23,979
Hikari Tsushin, Inc. ............. 300 50,706
Hino Motors Ltd. .............. 3,400 31,572
Hirose Electric Co. Ltd. .......... 435 72,291
Hisamitsu Pharmaceutical Co., Inc. .. 700 26,476
Hitachi Construction Machinery Co. Ltd. 1,400 39,332
Hitachi Ltd. .................. 12,100 715,845
Hitachi Metals Ltd.
(a)
............ 2,900 56,003
Honda Motor Co. Ltd. ........... 20,500 630,248
Hoshizaki Corp. ............... 700 63,668
Hoya Corp. .................. 4,600 717,687
Hulic Co. Ltd. ................ 3,000 33,410
Ibiden Co. Ltd. ................ 1,300 71,507
Idemitsu Kosan Co. Ltd. ......... 2,425 63,794
Iida Group Holdings Co. Ltd. ...... 2,000 51,443
Inpex Corp. .................. 13,600 105,894
Isuzu Motors Ltd. .............. 7,300 94,975
Ito En Ltd. ................... 700 46,434
ITOCHU Corp. ............... 15,000 436,890
Itochu Techno-Solutions Corp. ..... 1,300 42,217
Japan Airlines Co. Ltd.
(a)
......... 1,500 35,710
Japan Exchange Group, Inc. ...... 6,300 156,240
Japan Metropolitan Fund Invest .... 88 84,498
Japan Post Bank Co. Ltd.
(d)
....... 5,400 46,318
Japan Post Holdings Co. Ltd.
(a)
..... 19,800 166,432
Japan Post Insurance Co. Ltd. ..... 3,000 54,414
Japan Real Estate Investment Corp. . 15 89,974
Japan Tobacco, Inc. ............ 15,000 293,914
JFE Holdings, Inc. ............. 6,500 97,476
JSR Corp. .................. 2,600 93,460
Kajima Corp. ................. 5,200 66,636
Kakaku.com, Inc. .............. 1,800 58,127
Kansai Electric Power Co., Inc. (The) 8,400 81,398
Kansai Paint Co. Ltd. ........... 2,400 59,536
Kao Corp. ................... 6,100 363,033
KDDI Corp. .................. 20,200 665,047
Keio Corp. .................. 1,200 64,184
Keisei Electric Railway Co. Ltd. .... 1,700 56,313
Keyence Corp. ............... 2,456 1,465,915
Kikkoman Corp. ............... 1,700 138,334
Kintetsu Group Holdings Co. Ltd.
(a)
.. 2,100 70,621
Kirin Holdings Co. Ltd. .......... 10,400 193,023
Kobayashi Pharmaceutical Co. Ltd. .. 600 47,570
Kobe Bussan Co. Ltd. ........... 1,600 52,278
Koei Tecmo Holdings Co. Ltd. ..... 780 37,024
Koito Manufacturing Co. Ltd. ...... 1,200 72,160
Komatsu Ltd. ................ 10,800 258,643
Konami Holdings Corp. .......... 1,200 75,215
Security
Shares
Shares Value
Japan (continued)
Kose Corp. .................. 400 $ 47,838
Kubota Corp. ................ 13,000 276,674
Kurita Water Industries Ltd. ....... 1,300 62,554
Kyocera Corp. ................ 3,900 243,794
Kyowa Kirin Co. Ltd. ............ 3,500 126,176
Lasertec Corp. ............... 900 204,892
Lawson, Inc. ................. 700 34,386
Lion Corp. .................. 3,000 48,523
Lixil Corp. ................... 3,500 101,442
M3, Inc. .................... 5,600 399,103
Makita Corp. ................. 2,700 148,453
Marubeni Corp. ............... 19,700 162,983
Mazda Motor Corp.
(a)
........... 7,600 65,770
McDonald's Holdings Co. Japan Ltd. . 900 42,461
Medipal Holdings Corp. .......... 2,300 43,286
MEIJI Holdings Co. Ltd. ......... 1,500 96,979
Mercari, Inc.
(a)
................ 1,300 71,835
MINEBEA MITSUMI, Inc. ........ 4,600 117,152
MISUMI Group, Inc. ............ 3,400 144,667
Mitsubishi Chemical Holdings Corp. . 15,800 143,839
Mitsubishi Corp. ............... 15,900 499,299
Mitsubishi Electric Corp. ......... 22,900 318,255
Mitsubishi Estate Co. Ltd. ........ 15,000 238,842
Mitsubishi Gas Chemical Co., Inc. .. 2,200 43,383
Mitsubishi HC Capital, Inc. ........ 8,300 43,400
Mitsubishi Heavy Industries Ltd. .... 4,000 107,176
Mitsubishi UFJ Financial Group, Inc. . 154,260 911,882
Mitsui & Co. Ltd. .............. 18,900 413,286
Mitsui Chemicals, Inc. ........... 2,400 80,182
Mitsui Fudosan Co. Ltd. ......... 11,400 270,806
Miura Co. Ltd. ................ 1,100 43,972
Mizuho Financial Group, Inc. ...... 30,370 429,649
MonotaRO Co. Ltd. ............ 3,000 67,230
MS&AD Insurance Group Holdings, Inc. 5,600 187,302
Murata Manufacturing Co. Ltd. ..... 7,300 645,703
Nabtesco Corp. ............... 1,500 56,715
NEC Corp. .................. 3,200 173,411
Nexon Co. Ltd. ............... 5,900 94,698
NGK Insulators Ltd. ............ 2,900 49,158
NH Foods Ltd. ................ 900 33,988
Nidec Corp. ................. 5,600 617,344
Nihon M&A Center Holdings, Inc. ... 3,800 111,585
Nintendo Co. Ltd. .............. 1,400 669,036
Nippon Building Fund, Inc. ........ 19 123,439
Nippon Express Co. Ltd. ......... 1,000 68,870
Nippon Paint Holdings Co. Ltd. ..... 9,500 103,457
Nippon Prologis REIT, Inc. ........ 27 90,235
Nippon Sanso Holdings Corp. ..... 1,700 42,604
Nippon Shinyaku Co. Ltd. ........ 600 49,874
Nippon Steel Corp. ............. 10,800 194,249
Nippon Telegraph & Telephone Corp. 16,200 448,889
Nippon Yusen KK .............. 2,000 149,857
Nissan Chemical Corp. .......... 1,500 87,729
Nissan Motor Co. Ltd.
(a)
.......... 28,700 143,427
Nisshin Seifun Group, Inc. ........ 2,600 43,084
Nissin Foods Holdings Co. Ltd. .... 800 64,196
Nitori Holdings Co. Ltd. .......... 1,000 197,072
Nitto Denko Corp. ............. 1,700 121,017
Nomura Holdings, Inc. .......... 37,900 186,843
Nomura Real Estate Holdings, Inc. .. 1,200 31,198
Nomura Real Estate Master Fund, Inc. 52 74,842
Nomura Research Institute Ltd. .... 4,410 162,097
NSK Ltd. ................... 4,800 32,526
NTT Data Corp. ............... 7,700 148,874
Obayashi Corp. ............... 8,600 70,888

BlackRock International Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Shares
Shares Value
Japan (continued)
Obic Co. Ltd. ................. 900 $ 171,142
Odakyu Electric Railway Co. Ltd. ... 3,500 81,008
Oji Holdings Corp. ............. 9,600 48,372
Olympus Corp. ............... 14,400 315,187
Omron Corp. ................. 2,400 237,486
Ono Pharmaceutical Co. Ltd. ...... 4,700 107,178
Oracle Corp. Japan ............ 500 43,923
Oriental Land Co. Ltd. .......... 2,500 404,439
ORIX Corp. .................. 15,400 288,158
Orix JREIT, Inc. ............... 31 53,952
Osaka Gas Co. Ltd. ............ 5,000 91,365
Otsuka Corp. ................ 1,400 71,992
Otsuka Holdings Co. Ltd. ........ 4,900 209,537
Pan Pacific International Holdings
Corp. .................... 5,300 109,357
Panasonic Corp. .............. 27,600 342,113
PeptiDream, Inc.
(a)
............. 1,200 39,173
Persol Holdings Co. Ltd. ......... 2,400 59,830
Pigeon Corp. ................. 1,300 30,222
Pola Orbis Holdings, Inc. ......... 1,200 27,621
Rakuten Group, Inc. ............ 10,400 101,304
Recruit Holdings Co. Ltd. ........ 17,000 1,039,140
Renesas Electronics Corp.
(a)
...... 15,800 194,456
Resona Holdings, Inc. .......... 25,300 101,200
Ricoh Co. Ltd. ................ 8,900 91,067
Rinnai Corp. ................. 400 43,916
Rohm Co. Ltd. ................ 1,100 103,733
Ryohin Keikaku Co. Ltd. ......... 3,000 66,729
Santen Pharmaceutical Co. Ltd. .... 4,400 61,882
SBI Holdings, Inc. ............. 2,945 72,130
SCSK Corp. ................. 2,100 44,417
Secom Co. Ltd. ............... 2,700 195,286
Seiko Epson Corp. ............. 3,700 74,703
Sekisui Chemical Co. Ltd. ........ 5,000 85,911
Sekisui House Ltd. ............. 7,800 163,339
Seven & i Holdings Co. Ltd. ....... 9,340 425,198
SG Holdings Co. Ltd. ........... 4,200 118,822
Sharp Corp. ................. 2,300 28,994
Shimadzu Corp. ............... 3,100 136,140
Shimano, Inc. ................ 900 262,968
Shimizu Corp. ................ 7,300 54,643
Shin-Etsu Chemical Co. Ltd. ...... 4,400 742,583
Shionogi & Co. Ltd. ............ 3,300 225,817
Shiseido Co. Ltd. .............. 4,900 329,326
Shizuoka Bank Ltd. (The) ........ 5,700 46,832
SMC Corp. .................. 700 436,737
SoftBank Corp. ............... 35,800 485,620
SoftBank Group Corp. .......... 15,100 872,558
Sohgo Security Services Co. Ltd. ... 900 40,461
Sompo Holdings, Inc. ........... 4,100 177,879
Sony Corp. .................. 15,900 1,765,198
Square Enix Holdings Co. Ltd. ..... 1,000 53,446
Stanley Electric Co. Ltd. ......... 1,800 45,465
Subaru Corp. ................ 7,800 144,142
SUMCO Corp. ................ 3,600 71,822
Sumitomo Chemical Co. Ltd. ...... 17,900 92,906
Sumitomo Corp. .............. 14,200 200,034
Sumitomo Dainippon Pharma Co. Ltd. 2,100 37,535
Sumitomo Electric Industries Ltd. ... 9,200 122,339
Sumitomo Metal Mining Co. Ltd. .... 3,100 112,098
Sumitomo Mitsui Financial Group, Inc. 16,200 569,906
Sumitomo Mitsui Trust Holdings, Inc. . 4,100 141,204
Sumitomo Realty & Development Co.
Ltd. ..................... 3,800 138,894
Suntory Beverage & Food Ltd. ..... 1,800 74,620
Security
Shares
Shares Value
Japan (continued)
Suzuki Motor Corp. ............ 4,600 $ 205,524
Sysmex Corp. ................ 2,100 260,838
T&D Holdings, Inc. ............. 6,400 87,795
Taisei Corp. ................. 2,500 80,104
Taisho Pharmaceutical Holdings Co.
Ltd. ..................... 500 29,144
Takeda Pharmaceutical Co. Ltd. .... 19,971 658,699
TDK Corp. .................. 4,800 173,101
Terumo Corp. ................ 8,100 382,469
THK Co. Ltd. ................. 1,600 35,110
TIS, Inc. .................... 2,900 79,153
Tobu Railway Co. Ltd. ........... 2,500 67,314
Toho Co. Ltd. ................ 1,500 70,667
Toho Gas Co. Ltd. ............. 1,000 43,494
Tohoku Electric Power Co., Inc. .... 5,700 41,902
Tokio Marine Holdings, Inc. ....... 7,800 418,119
Tokyo Century Corp. ............ 400 22,520
Tokyo Electric Power Co. Holdings,
Inc.
(a)
.................... 19,200 54,668
Tokyo Electron Ltd. ............ 1,900 839,380
Tokyo Gas Co. Ltd. ............ 4,800 89,315
Tokyu Corp. ................. 6,600 97,967
TOPPAN, Inc. ................ 3,300 55,953
Toray Industries, Inc. ........... 16,800 106,750
Toshiba Corp. ................ 5,000 210,455
Tosoh Corp. ................. 3,500 63,426
TOTO Ltd. .................. 1,700 80,948
Toyo Suisan Kaisha Ltd. ......... 1,000 44,280
Toyota Industries Corp. .......... 1,900 156,332
Toyota Motor Corp. ............ 133,000 2,369,712
Toyota Tsusho Corp. ............ 2,800 117,582
Trend Micro, Inc. .............. 1,600 89,101
Tsuruha Holdings, Inc. .......... 500 61,661
Unicharm Corp. ............... 5,100 225,991
United Urban Investment Corp. .... 39 52,711
USS Co. Ltd. ................. 2,900 49,365
Welcia Holdings Co. Ltd. ......... 1,200 43,251
West Japan Railway Co. ......... 2,700 135,721
Yakult Honsha Co. Ltd. .......... 1,600 80,994
Yamada Holdings Co. Ltd. ........ 8,400 35,276
Yamaha Corp. ................ 1,600 100,643
Yamaha Motor Co. Ltd. .......... 3,700 103,007
Yamato Holdings Co. Ltd. ........ 3,700 93,648
Yaskawa Electric Corp. .......... 2,900 139,254
Yokogawa Electric Corp. ......... 3,000 52,325
Z Holdings Corp. .............. 33,400 213,762
ZOZO, Inc. .................. 1,400 52,451
50,851,646
Jordan — 0.0%
Hikma Pharmaceuticals plc ....... 2,182 71,779
Luxembourg — 0.2%
ArcelorMittal SA ............... 8,720 266,942
Eurofins Scientific SE ........... 1,690 216,982
483,924
Macau — 0.1%
Galaxy Entertainment Group Ltd.
(a)
.. 28,000 143,669
Sands China Ltd.
(a)
............. 30,400 62,214
SJM Holdings Ltd. ............. 26,000 17,671
Wynn Macau Ltd.
(a)
............ 20,800 17,503
241,057
Netherlands — 5.4%
ABN AMRO Bank NV, CVA
(a)(e)(f)
.... 4,828 69,655
Adyen NV
(a)(e)(f)
................ 249 696,046

BlackRock International Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Shares
Shares Value
Netherlands (continued)
Aegon NV ................... 23,684 $ 122,253
Akzo Nobel NV ............... 2,373 259,285
Argenx SE
(a)(d)
................ 570 172,244
ASM International NV ........... 595 233,013
ASML Holding NV ............. 5,273 3,939,239
EXOR NV ................... 1,319 110,687
Heineken Holding NV ........... 1,432 124,693
Heineken NV ................ 3,261 340,366
ING Groep NV ................ 49,047 713,070
JDE Peet's NV
(a)
.............. 950 28,391
Koninklijke Ahold Delhaize NV ..... 13,200 439,536
Koninklijke DSM NV ............ 2,152 430,349
Koninklijke KPN NV ............ 41,295 129,946
Koninklijke Philips NV ........... 11,517 511,665
Koninklijke Vopak NV ........... 935 36,841
NN Group NV ................ 3,317 173,752
Randstad NV ................ 1,393 93,787
Royal Dutch Shell plc, Class A ..... 51,419 1,143,516
Royal Dutch Shell plc, Class B ..... 46,814 1,037,240
Universal Music Group NV
(a)
...... 8,983 240,522
Wolters Kluwer NV ............. 3,324 352,332
11,398,428
New Zealand — 0.3%
a2 Milk Co. Ltd. (The)
(a)
.......... 9,034 40,002
Auckland International Airport Ltd.
(a)
. 15,598 83,845
Fisher & Paykel Healthcare Corp. Ltd. 7,121 156,631
Mercury NZ Ltd. ............... 8,325 37,233
Meridian Energy Ltd. ........... 17,039 57,622
Ryman Healthcare Ltd. .......... 5,318 55,337
Spark New Zealand Ltd. ......... 21,630 71,160
Xero Ltd.
(a)
.................. 1,667 163,581
665,411
Norway — 0.6%
DNB Bank ASA ............... 11,820 268,724
Equinor ASA ................. 12,472 317,173
Gjensidige Forsikring ASA ........ 2,659 58,892
Mowi ASA ................... 5,540 140,754
Norsk Hydro ASA .............. 15,926 118,872
Orkla ASA ................... 8,687 79,731
Schibsted ASA, Class A ......... 958 45,474
Schibsted ASA, Class B ......... 1,303 55,419
Telenor ASA ................. 8,961 150,831
1,235,870
Poland — 0.0%
InPost SA
(a)
.................. 2,525 41,898
Portugal — 0.2%
EDP - Energias de Portugal SA .... 34,499 181,227
Galp Energia SGPS SA ......... 6,665 75,701
Jeronimo Martins SGPS SA ....... 3,347 66,723
323,651
Russia — 0.1%
Coca-Cola HBC AG
(a)
........... 2,617 84,331
Evraz plc ................... 6,748 53,538
137,869
Saudi Arabia — 0.1%
Delivery Hero SE
(a)(e)(f)
........... 1,982 252,814
Singapore — 1.0%
Ascendas REIT ............... 38,690 85,279
CapitaLand Integrated Commercial
Trust .................... 63,356 94,341
Capitaland Investment Ltd.
(a)
...... 34,092 85,368
Security
Shares
Shares Value
Singapore (continued)
City Developments Ltd. .......... 5,431 $ 27,487
DBS Group Holdings Ltd. ........ 22,867 506,701
Genting Singapore Ltd. .......... 80,400 42,391
Keppel Corp. Ltd. .............. 17,302 66,072
Mapletree Commercial Trust ...... 29,200 44,252
Mapletree Logistics Trust ........ 34,747 51,945
Oversea-Chinese Banking Corp. Ltd. 42,535 358,176
Singapore Airlines Ltd.
(a)(d)
........ 18,000 66,287
Singapore Exchange Ltd. ........ 9,500 69,548
Singapore Technologies Engineering
Ltd. ..................... 20,781 58,009
Singapore Telecommunications Ltd.
(d)
101,050 181,917
United Overseas Bank Ltd. ....... 15,059 284,880
UOL Group Ltd. ............... 5,646 28,391
Venture Corp. Ltd.
(d)
............ 3,600 47,317
2,098,361
South Africa — 0.3%
Anglo American plc ............ 16,347 572,940
Spain — 2.4%
ACS Actividades de Construccion y
Servicios SA ............... 3,133 84,869
Aena SME SA
(a)(e)(f)
............. 947 163,776
Amadeus IT Group SA
(a)
......... 5,665 372,597
Banco Bilbao Vizcaya Argentaria SA . 83,223 549,323
Banco Santander SA ........... 217,250 786,959
CaixaBank SA ................ 55,896 173,335
Cellnex Telecom SA
(e)(f)
.......... 6,432 397,112
EDP Renovaveis SA
(d)
.......... 3,638 90,266
Enagas SA
(d)
................. 3,015 67,006
Endesa SA .................. 4,163 83,957
Ferrovial SA ................. 5,975 174,402
Grifols SA ................... 3,727 91,006
Iberdrola SA ................. 74,739 751,907
Industria de Diseno Textil SA ...... 13,510 497,110
Naturgy Energy Group SA ........ 3,421 86,110
Red Electrica Corp. SA .......... 5,673 113,813
Repsol SA .................. 18,161 237,066
Siemens Gamesa Renewable Energy
SA
(a)
.................... 2,788 70,863
Telefonica SA ................ 64,188 301,207
5,092,684
Sweden — 3.4%
Alfa Laval AB ................ 3,904 145,613
Assa Abloy AB, Class B ......... 12,407 359,885
Atlas Copco AB, Class A ......... 8,389 506,575
Atlas Copco AB, Class B ......... 4,858 246,916
Boliden AB
(a)
................. 3,348 107,204
Electrolux AB, Class B .......... 2,964 68,479
Embracer Group AB
(a)
........... 5,542 53,366
Epiroc AB, Class A ............. 8,142 169,269
Epiroc AB, Class B ............. 4,621 81,846
EQT AB .................... 3,709 154,011
Essity AB, Class B ............. 7,695 238,653
Evolution AB
(e)(f)
............... 2,144 324,686
Fastighets AB Balder, Class B
(a)
.... 1,283 77,104
H & M Hennes & Mauritz AB, Class B
(a)
9,219 186,608
Hexagon AB, Class B ........... 24,465 378,425
Husqvarna AB, Class B .......... 5,551 66,313
ICA Gruppen AB .............. 1,291 59,231
Industrivarden AB, Class A ....... 1,354 43,256
Industrivarden AB, Class C ....... 1,883 58,177
Investment AB Latour, Class B ..... 1,900 58,795
Investor AB, Class B ............ 22,956 493,655

BlackRock International Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Shares
Shares Value
Sweden (continued)
Kinnevik AB, Class B
(a)
.......... 2,905 $ 102,123
L E Lundbergforetagen AB, Class B . 1,010 55,427
Lundin Energy AB ............. 2,489 92,395
Nibe Industrier AB, Class B ....... 17,994 226,126
Sandvik AB .................. 14,218 324,829
Securitas AB, Class B ........... 4,163 65,890
Sinch AB
(a)(e)(f)
................ 6,345 123,042
Skandinaviska Enskilda Banken AB,
Class A .................. 20,626 290,689
Skanska AB, Class B ........... 4,093 102,684
SKF AB, Class B .............. 4,613 108,780
Svenska Cellulosa AB SCA, Class B . 7,777 120,528
Svenska Handelsbanken AB, Class A 18,412 206,203
Swedbank AB, Class A .......... 11,445 230,785
Swedish Match AB ............. 20,290 177,674
Tele2 AB, Class B ............. 6,403 94,807
Telefonaktiebolaget LM Ericsson, Class
B ...................... 36,722 414,479
Telia Co. AB ................. 33,556 138,040
Volvo AB, Class A ............. 2,528 57,120
Volvo AB, Class B ............. 18,042 402,814
7,212,502
Switzerland — 9.4%
ABB Ltd. (Registered) ........... 21,896 732,461
Adecco Group AG (Registered) .... 1,827 91,543
Alcon, Inc. .................. 6,181 500,480
Baloise Holding AG (Registered) ... 592 89,800
Banque Cantonale Vaudoise
(Registered) ............... 386 29,349
Barry Callebaut AG (Registered) .... 45 102,063
Chocoladefabriken Lindt & Spruengli
AG ..................... 13 145,351
Chocoladefabriken Lindt & Spruengli
AG (Registered) ............ 1 117,925
Cie Financiere Richemont SA
(Registered) ............... 6,509 674,867
Clariant AG (Registered) ......... 2,648 49,704
Credit Suisse Group AG (Registered) 31,994 315,981
EMS-Chemie Holding AG (Registered) 88 83,144
Geberit AG (Registered) ......... 468 343,607
Givaudan SA (Registered) ........ 115 524,296
Holcim Ltd.
(a)
................. 6,516 313,974
Julius Baer Group Ltd. .......... 2,750 182,709
Kuehne + Nagel International AG
(Registered) ............... 667 227,715
Logitech International SA (Registered) 2,185 194,393
Lonza Group AG (Registered) ..... 939 704,353
Nestle SA (Registered) .......... 36,124 4,352,583
Novartis AG (Registered) ........ 27,789 2,278,676
Partners Group Holding AG ....... 286 446,343
Roche Holding AG ............. 9,205 3,377,821
Schindler Holding AG ........... 508 136,383
Schindler Holding AG (Registered) .. 234 60,284
SGS SA (Registered) ........... 75 218,313
Sika AG (Registered) ........... 1,771 559,943
Sonova Holding AG (Registered) ... 667 252,065
STMicroelectronics NV .......... 8,621 376,408
Straumann Holding AG (Registered) . 128 229,563
Swatch Group AG (The)
(d)
........ 377 98,352
Swatch Group AG (The) (Registered) 685 35,246
Swiss Life Holding AG (Registered) .. 404 203,563
Swiss Prime Site AG (Registered) ... 947 92,504
Swisscom AG (Registered) ....... 329 189,333
Temenos AG (Registered) ........ 805 109,228
UBS Group AG (Registered) ...... 46,326 739,438
Security
Shares
Shares Value
Switzerland (continued)
Vifor Pharma AG .............. 605 $ 78,418
Zurich Insurance Group AG ....... 1,880 768,770
20,026,949
Taiwan — 0.1%
Sea Ltd., ADR
(a)(d)(g)
............. 864 275,383
United Kingdom — 11.9%
3i Group plc ................. 12,301 211,291
Abrdn plc ................... 28,351 96,959
Admiral Group plc ............. 2,316 96,771
Ashtead Group plc ............. 5,620 424,835
Associated British Foods plc ...... 4,434 110,374
AstraZeneca plc .............. 19,433 2,342,021
Auto Trader Group plc
(e)(f)
........ 12,141 95,746
AVEVA Group plc .............. 1,463 70,708
Aviva plc ................... 48,823 258,756
BAE Systems plc .............. 41,041 310,847
Barclays plc ................. 213,150 541,610
Barratt Developments plc ........ 12,384 109,472
Berkeley Group Holdings plc ...... 1,414 82,572
BP plc ..................... 254,704 1,160,140
British American Tobacco plc ...... 27,220 951,462
British Land Co. plc (The) ........ 11,235 74,551
BT Group plc
(a)
............... 109,839 235,474
Bunzl plc ................... 4,215 139,072
Burberry Group plc ............. 4,960 120,710
CK Hutchison Holdings Ltd. ....... 34,159 227,879
CNH Industrial NV
(g)
............ 12,504 210,180
Coca-Cola Europacific Partners plc
(d)
. 2,626 145,192
Compass Group plc
(a)
........... 22,354 457,166
Croda International plc .......... 1,754 200,968
DCC plc .................... 1,289 107,459
Diageo plc .................. 29,369 1,421,900
Direct Line Insurance Group plc .... 18,282 71,338
Entain plc
(a)
.................. 7,296 208,386
Experian plc ................. 11,682 489,361
GlaxoSmithKline plc ............ 63,307 1,194,804
Halma plc ................... 4,761 181,601
Hargreaves Lansdown plc
(d)
....... 4,262 81,833
HSBC Holdings plc ............ 256,515 1,341,234
Imperial Brands plc ............ 12,079 252,652
Informa plc
(a)
................. 19,097 140,439
InterContinental Hotels Group plc
(a)
.. 2,306 147,242
Intertek Group plc ............. 2,023 135,272
J Sainsbury plc ............... 20,732 79,461
JD Sports Fashion plc ........... 6,486 91,151
Johnson Matthey plc ........... 2,312 82,948
Just Eat Takeaway.com NV
(a)(e)(f)
.... 2,264 165,417
Kingfisher plc ................ 26,020 117,451
Land Securities Group plc ........ 9,146 85,244
Legal & General Group plc ....... 73,837 277,412
Lloyds Banking Group plc ........ 888,339 552,921
London Stock Exchange Group plc .. 4,099 410,754
M&G plc .................... 33,500 91,529
Melrose Industries plc ........... 53,740 124,768
National Grid plc .............. 44,279 527,616
NatWest Group plc ............. 72,604 218,891
Next plc .................... 1,718 188,981
Ocado Group plc
(a)
............. 6,321 141,261
Pearson plc ................. 9,180 88,038
Persimmon plc ............... 4,139 148,031
Phoenix Group Holdings plc ...... 6,962 60,188
Prudential plc ................ 32,831 637,100
Reckitt Benckiser Group plc ....... 8,876 697,300
RELX plc ................... 24,248 698,009

BlackRock International Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Shares
Shares Value
United Kingdom (continued)
Rentokil Initial plc .............. 23,374 $ 183,551
Rolls-Royce Holdings plc
(a)
....... 107,406 200,604
Sage Group plc (The) ........... 13,453 128,095
Schroders plc ................ 1,440 69,350
Segro plc ................... 14,984 240,701
Severn Trent plc .............. 3,146 110,139
Smith & Nephew plc ............ 11,036 190,126
Smiths Group plc .............. 4,753 91,651
Spirax-Sarco Engineering plc ...... 917 184,506
SSE plc .................... 12,985 273,401
St. James's Place plc ........... 6,981 140,823
Standard Chartered plc .......... 32,698 191,145
Taylor Wimpey plc ............. 45,830 95,588
Tesco plc ................... 96,771 329,567
Unilever plc .................. 18,541 1,001,793
Unilever plc .................. 14,473 783,545
United Utilities Group plc ......... 8,430 109,719
Vodafone Group plc ............ 350,725 533,695
Whitbread plc
(a)
............... 2,676 118,983
Wm Morrison Supermarkets plc .... 29,757 118,079
WPP plc .................... 14,848 198,927
25,226,736
United States — 1.3%
CyberArk Software Ltd.
(a)(d)
....... 497 78,437
Ferguson plc ................. 2,822 391,755
Jackson Financial, Inc., Class A
(a)
... 820 21,320
James Hardie Industries plc, CDI ... 5,471 194,063
QIAGEN NV
(a)
................ 2,837 147,191
Schneider Electric SE ........... 6,763 1,126,405
Stellantis NV ................. 25,637 488,249
Swiss Re AG ................. 3,808 325,014
Tenaris SA .................. 6,279 66,049
2,838,483
Total Common Stocks — 98.4%
(Cost: $176,837,238) ............................. 209,021,723
Preferred Stocks — 0.5%
Germany — 0.5%
Bayerische Motoren Werke AG
(Preference) ............... 733 55,603
Fuchs Petrolub SE (Preference) .... 924 43,262
Security
Shares
Shares Value
Germany (continued)
Henkel AG & Co. KGaA (Preference) 2,243 $ 207,497
Porsche Automobil Holding SE
(Preference) ............... 1,910 188,881
Sartorius AG (Preference) ........ 331 210,717
Volkswagen AG (Preference) ...... 2,316 516,242
1,222,202
Total Preferred Stocks — 0.5%
(Cost: $665,923) ................................ 1,222,202
Rights — 0.0%
France — 0.0%
Veolia Environnement SA (Expires
10/28/21)
(a)(d)
............... 6,764 5,490
Germany — 0.0%
Deutsche Lufthansa AG (Expires
10/05/21)
(a)(d)
............... 4,000 9,498
Total Rights — 0.0%
(Cost: $23,010) ................................ 14,988
Total Long-Term Investments — 98.9%
(Cost: $177,526,171) ............................. 210,258,913
Short-Term Securities — 0.9%
(h)(i)
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 0.01% ...... 203,398 203,398
SL Liquidity Series, LLC, Money Market
Series, 0.13%
(j)
............. 1,628,439 1,628,928
Total Short-Term Securities — 0.9%
(Cost: $1,832,326) .............................. 1,832,326
Total Investments — 99.8%
(Cost: $179,358,497) ............................. 212,091,239
Other Assets Less Liabilities — 0.2% ................... 361,842
Net Assets — 100.0% .............................. $ 212,453,081
(a)
Non-income producing security.
(b)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
All or a portion of this security is on loan.
(e)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(f)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)
U.S. dollar denominated security issued by foreign domiciled entity.
(h)
Affiliate of the Fund.
(i)
Annualized 7-day yield as of period end.
(j)
All or a portion of this security was purchased with the cash collateral from loaned securities.

BlackRock International Index V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2021
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/21
Shares
Held at
09/30/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 207,683 $ — $ (4,285) $ — $ — $ 203,398 203,398 $ 11 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 6,379,240 — (4,750,306) (181) 175 1,628,928 1,628,439 8,734
(b)
—
$ (181) $ 175 $ 1,832,326 $ 8,745 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

BlackRock International Index V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2021
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Nikkei 225 Index .......................................................... 4 12/09/21 $ 533 $ 2,138
SPI 200 Index ............................................................ 1 12/16/21 132 (388)
EURO STOXX 50 Index ..................................................... 13 12/17/21 610 (15,681)
FTSE 100 Index .......................................................... 4 12/17/21 381 489
$ (13,442)
Glossary of Terms Used in this Report
Portfolio Abbreviations
ADR American Depositary Receipts
CDI Crest Depository Interests
CVA Certification Van Aandelon (Dutch Certificate)
REIT Real Estate Investment Trust
SCA Svenska Cellulosa Aktiebolaget

BlackRock International Index V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2021
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia ............................................. $ — $ 16,270,654 $ 3 $ 16,270,657
Austria .............................................. — 600,560 — 600,560
Belgium ............................................. — 1,729,991 — 1,729,991
Brazil ............................................... — 105,364 — 105,364
Chile ............................................... — 88,102 — 88,102
China ............................................... 57,525 1,391,035 — 1,448,560
Denmark ............................................. 680,704 4,847,782 — 5,528,486
Finland .............................................. 108,548 2,577,991 — 2,686,539
France .............................................. 167,977 21,490,993 — 21,658,970
Germany ............................................ 539,529 16,955,100 — 17,494,629
Hong Kong ........................................... 97,536 5,259,358 — 5,356,894
Ireland .............................................. 261,616 1,234,140 — 1,495,756
Israel ............................................... 431,135 792,980 — 1,224,115
Italy ................................................ — 4,284,715 — 4,284,715
Japan ............................................... 88,888 50,762,758 — 50,851,646
Jordan .............................................. — 71,779 — 71,779
Luxembourg .......................................... 216,982 266,942 — 483,924
Macau .............................................. — 241,057 — 241,057
Netherlands ........................................... 268,913 11,129,515 — 11,398,428
New Zealand .......................................... — 665,411 — 665,411
Norway .............................................. 196,173 1,039,697 — 1,235,870
Poland .............................................. — 41,898 — 41,898
Portugal ............................................. 247,950 75,701 — 323,651
Russia .............................................. — 137,869 — 137,869
Saudi Arabia .......................................... — 252,814 — 252,814
Singapore ............................................ 85,368 2,012,993 — 2,098,361

BlackRock International Index V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2021
Level 1 Level 2 Level 3 Total
South Africa ........................................... $ — $ 572,940 $ — $ 572,940
Spain ............................................... 742,160 4,350,524 — 5,092,684
Sweden ............................................. 400,309 6,812,193 — 7,212,502
Switzerland ........................................... 263,276 19,763,673 — 20,026,949
Taiwan .............................................. 275,383 — — 275,383
United Kingdom ........................................ 1,336,402 23,890,334 — 25,226,736
United States .......................................... 246,948 2,591,535 — 2,838,483
Preferred Stocks:
Germany ............................................ 43,262 1,178,940 — 1,222,202
Right:
France .............................................. — 5,490 — 5,490
Germany ............................................ 9,498 — — 9,498
Short-Term Securities ....................................... 203,398 — — 203,398
$ 6,969,480 $ 203,492,828 $ 3 $ 210,462,311
Investments Valued at NAV
(a)
...................................... 1,628,928
$ —
$ 212,091,239
$ —
Derivative Financial Instruments
(b)
Assets:
Equity contracts ........................................... $ 2,627 $ — $ — $ 2,627
Liabilities:
Equity contracts ........................................... (16,069) — — (16,069)
$ (13,442) $ — $ — $ (13,442)
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.